EQUITY - Ownership of shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Shares subscribed and paid up	2,000,879,949	2,078,805,560	1,757,067,050
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Common
EQUITY
Shares subscribed and paid up	717,782,619	719,956,830	600,526,442
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Preferred
EQUITY
Shares subscribed and paid up	1,283,097,330	1,358,848,730	1,156,540,608
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Treasury stock
EQUITY
Shares subscribed and paid up	25,736,058	37,512,079	7,544,641
Ownership of shares, as a percentage of total issued shares	1.30%	1.80%	0.40%
Treasury stock | Common
EQUITY
Shares subscribed and paid up	418,800	1,093,011
Ownership of shares, as a percentage of total issued shares	0.10%	0.20%	0.00%
Treasury stock | Preferred
EQUITY
Shares subscribed and paid up	25,317,258	36,419,068	7,544,641
Ownership of shares, as a percentage of total issued shares	2.00%	2.70%	0.70%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	702,952,615	702,952,615	585,793,846
Ownership of shares, as a percentage of total issued shares	35.10%	33.80%	33.30%
Metalurgica Gerdau S.A. | Common
EQUITY
Shares subscribed and paid up	702,952,615	702,952,615	585,793,846
Ownership of shares, as a percentage of total issued shares	97.90%	97.60%	97.50%
Metalurgica Gerdau S.A. | Preferred
EQUITY
Ownership of shares, as a percentage of total issued shares	0.00%	0.00%	0.00%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	120,297,653	147,312,061	120,232,304
Ownership of shares, as a percentage of total issued shares	6.00%	7.10%	6.80%
Brazilian institutional investors | Common
EQUITY
Shares subscribed and paid up	649,134	229,736	2,442,108
Ownership of shares, as a percentage of total issued shares	0.10%	0.00%	0.40%
Brazilian institutional investors | Preferred
EQUITY
Shares subscribed and paid up	119,648,519	147,082,325	117,790,196
Ownership of shares, as a percentage of total issued shares	9.30%	10.80%	10.20%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	598,847,817	1,055,646,584	547,646,333
Ownership of shares, as a percentage of total issued shares	29.90%	50.80%	31.20%
Foreign institutional investors | Common
EQUITY
Shares subscribed and paid up	1,024,037	1,279,113	1,425,937
Ownership of shares, as a percentage of total issued shares	0.10%	0.20%	0.20%
Foreign institutional investors | Preferred
EQUITY
Shares subscribed and paid up	597,823,780	1,054,367,471	546,220,396
Ownership of shares, as a percentage of total issued shares	46.60%	77.60%	47.20%
Other shareholders
EQUITY
Shares subscribed and paid up	553,045,806	135,382,221	495,849,926
Ownership of shares, as a percentage of total issued shares	27.70%	6.50%	28.30%
Other shareholders | Common
EQUITY
Shares subscribed and paid up	12,738,033	14,402,355	10,864,551
Ownership of shares, as a percentage of total issued shares	1.80%	2.00%	1.90%
Other shareholders | Preferred
EQUITY
Shares subscribed and paid up	540,307,773	120,979,866	484,985,375
Ownership of shares, as a percentage of total issued shares	42.10%	8.90%	41.90%